UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21582
                                      ------------------------------------------

              Madison/Claymore Covered Call & Equity Strategy Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

              Madison/Claymore Covered Call & Equity Strategy Fund

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-505-3700
                                                    ------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: March 31, 2008
                          --------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

MCN | MADISON/CLAYMORE COVERED CALL & EQUITY STRATEGY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

----------------------------------------------------------------------------------
        NUMBER
      OF SHARES                      DESCRIPTION                        VALUE
    ---------------   ------------------------------------------   ---------------
                      COMMON STOCKS 102.6%
                      CONSUMER DISCRETIONARY 25.7%
           400,000    American Eagle Outfitters, Inc.               $   7,004,000
           270,000    Bed Bath & Beyond, Inc. (a)                       7,965,000
           110,000    Best Buy Co., Inc.                                4,560,600
           183,000    Coach, Inc.  (a)                                  5,517,450
           140,000    Home Depot, Inc.                                  3,915,800
           165,000    Kohl's Corp. (a)                                  7,076,850
           210,000    Lowe's Cos., Inc.                                 4,817,400
           230,000    Starbucks Corp. (a)                               4,025,000
           125,000    Target Corp.                                      6,335,000
           320,000    Williams-Sonoma, Inc.                             7,756,800
                                                                   ---------------
                                                                       58,973,900
                                                                   ---------------

                      COMPUTERS 2.3%
           265,800    Dell, Inc. (a)                                    5,294,736
                                                                   ---------------

                      CONSUMER SERVICES 7.5%
           263,400    eBay, Inc. (a)                                    7,859,856
            60,000    Garmin, Ltd. (Cayman Islands)                     3,240,600
           225,000    Intuit, Inc. (a)                                  6,077,250
                                                                   ---------------
                                                                       17,177,706
                                                                   ---------------

                      ENERGY 1.8%
            74,000    Unit Corp. (a)                                    4,192,100
                                                                   ---------------

                      FINANCIALS 19.2%
            60,000    Affiliated Managers Group (a)                     5,444,400
           160,000    Capital One Financial Corp.                       7,875,200
           220,000    Citigroup, Inc.                                   4,712,400
           320,000    Countrywide Financial Corp.                       1,760,000
           211,000    Marshall & Ilsley Corp.                           4,895,200
           140,000    Merrill Lynch & Co., Inc.                         5,703,600
           150,000    Morgan Stanley                                    6,855,000
           240,000    Wells Fargo & Co.                                 6,984,000
                                                                   ---------------
                                                                       44,229,800
                                                                   ---------------

                      HEALTH CARE 17.5%
           120,000    Amgen, Inc. (a)                                   5,013,600
            60,000    Biogen Idec, Inc. (a)                             3,701,400
           100,000    Community Health Systems, Inc. (a)                3,357,000
            70,000    Genentech, Inc. (a)                               5,682,600
           310,000    Mylan, Inc.                                       3,596,000
           270,000    Pfizer, Inc.                                      5,651,100
           200,000    UnitedHealth Group, Inc.                          6,872,000
            40,900    Varian Medical System, Inc. (a)                   1,915,756
            57,500    Zimmer Holdings, Inc. (a)                         4,476,950
                                                                   ---------------
                                                                       40,266,406
                                                                   ---------------

                      INDUSTRIAL 1.6%
            50,000    United Parcel Services Corp. - Class B            3,651,000
                                                                   ---------------

                      INSURANCE 0.6%
           123,800    MGIC Investment Corp.                             1,303,614
                                                                   ---------------

                      SOFTWARE 2.4%
           330,000    Symantec Corp. (a)                                5,484,600
                                                                   ---------------

                      TECHNOLOGY 24.0%
            65,000    Adobe Systems, Inc.  (a)                          2,313,350
            86,100    Altera Corp.                                      1,586,823
           160,000    Applied Materials, Inc.                           3,121,600
           150,000    Check Point Software Technologies (Israel) (a)    3,360,000
           345,000    Cisco Systems, Inc. (a)                           8,311,050
           394,000    EMC Corp. (a)                                     5,649,960
           600,000    Flextronics International Ltd. (Singapore) (a)    5,634,000
            10,000    Google, Inc. - Class A (a)                        4,404,700
            50,000    Intel Corp.                                       1,059,000
           180,000    Linear Technology Corp.                           5,524,200
           188,700    QLogic Corp. (a)                                  2,896,545
           250,000    Yahoo!, Inc. (a)                                  7,232,500
           122,000    Zebra Technologies Corp. - Class A (a)            4,065,040
                                                                   ---------------
                                                                       55,158,768
                                                                   ---------------

                      TOTAL COMMON STOCKS 102.6%                      235,732,630
                                                                   ---------------
                      (Cost $296,720,953)

                      EXCHANGE-TRADED FUND 2.4%
           130,000    Powershares QQQ (Cost $6,411,475)                 5,683,600
                                                                   ---------------

                      TOTAL LONG TERM INVESTMENTS 105.0%              241,416,230
                      (Cost $303,132,428)                          ---------------

                      SHORT-TERM INVESTMENTS  3.0%
                      MONEY MARKET FUNDS 1.9%
         4,302,233    AIM Liquid Assets Money Market Fund (Cost
                      $4,302,233)                                       4,302,233
                                                                   ---------------

    PRINCIPAL AMOUNT
   ------------------
                      U.S. GOVERNMENT AND AGENCIES 1.1%
      $  2,500,000    U.S. Treasury Note (coupon 4.875%,
                      maturity 5/31/08) (Cost $2,511,932)               2,514,845
                                                                   ---------------

                      TOTAL SHORT-TERM INVESTMENTS 3.0%
                      (Cost $6,814,165)                                 6,817,078
                                                                   ---------------

                      TOTAL INVESTMENTS  108.0%
                      (Cost $309,946,593)                             248,233,308
                      Other Assets in excess of Liabilities - 0.0%        100,959
                      Total Value of Options Written - (8.0%)         (18,476,795)
                                                                   ---------------
                      NET ASSETS  100.0%                            $ 229,857,472
                                                                   ===============

(a)  Non-income producing security.

      CONTRACTS
     (100 SHARES
     PER CONTRACT)    CALL OPTIONS WRITTEN (a)                       EXPIRATION DATE    EXERCISE PRICE         VALUE
    ----------------------------------------------------------------------------------------------------------------------

               650    Adobe Systems, Inc.                              January 2009       $35.00                  $325,000

               150    Affiliated Managers Group                       September 2008      105.00                    84,750

               200    Affiliated Managers Group                        January 2009       110.00                   139,000

               150    Affiliated Managers Group                        January 2009       120.00                    65,250

               100    Affiliated Managers Group                       September 2008      80.00                    176,500

               861    Altera Corp.                                     January 2009       20.00                    174,352

             3,500    American Eagle Outfitters, Inc.                  January 2009       25.00                    315,000

               300    Amgen, Inc.                                        July 2008        47.50                     42,750

               550    Amgen, Inc.                                        July 2008        50.00                     47,300

               350    Amgen, Inc.                                      January 2009       50.00                     88,025

             1,000    Applied Materials, Inc.                          January 2009       17.50                    380,000

               600    Applied Materials, Inc.                          January 2009       20.00                    151,500

             1,779    Bed Bath & Beyond, Inc.                          January 2009       30.00                    791,655

               200    Bed Bath & Beyond, Inc.                           August 2008       30.00                     64,000

               721    Bed Bath & Beyond, Inc.                           August 2008       32.50                    153,213

               197    Best Buy Co., Inc.                              September 2008      47.50                     45,803

               303    Best Buy Co., Inc.                                 June 2008        50.00                     19,695

               200    Best Buy Co., Inc.                              September 2008      52.50                     22,000

               600    Biogen Idec, Inc.                                January 2009       65.00                    459,000

             1,000    Capital One Financial Corp.                      January 2009       45.00                  1,225,000

               600    Capital One Financial Corp.                        June 2008        50.00                    315,000

             1,500    Check Point Software Technologies (Israel)       January 2009       22.50                    416,250

               500    Cisco Systems, Inc.                               April 2008        25.00                     17,750

             1,800    Cisco Systems, Inc.                              January 2009       27.50                    326,700

               650    Cisco Systems, Inc.                              January 2009       30.00                     73,775

               500    Citigroup, Inc.                                    June 2008        32.50                      5,000

             1,795    Countrywide Financial Corp.                      January 2009       10.00                     60,133

               400    Countrywide Financial Corp.                        July 2008        10.00                      5,000

                45    Countrywide Financial Corp.                        July 2008         6.00                      3,713

               255    Countrywide Financial Corp.                      October 2008        6.00                     26,775

               705    Countrywide Financial Corp.                        July 2008         7.50                     21,503

             1,830    Coach, Inc.                                       August 2008       30.00                    713,700

             1,000    Community Health Systems, Inc.                   January 2009       35.00                    415,000

               634    eBay, Inc.                                       October 2008       27.50                    318,585

               500    eBay, Inc.                                       October 2008       30.00                    182,500

               300    eBay, Inc.                                       January 2009       35.00                     76,350

               662    EMC Corp.                                        October 2008       17.00                     57,594

             1,200    EMC Corp.                                        January 2009       17.50                    128,400

               923    Flextronics International Ltd. (Singapore)       January 2009       12.50                     46,150

               600    Garmin, Ltd. (Cayman Islands)                      July 2008        65.00                    195,000

               300    Genentech, Inc.                                 September 2008      70.00                    417,000

               400    Genentech, Inc.                                  January 2009       70.00                    620,000

                50    Google, Inc. - Class A                            June 2008        510.00                     52,250

                50    Google, Inc. - Class A                            June 2008        540.00                     28,500

               328    Home Depot, Inc.                                 August 2008        30.00                     56,088

               800    Home Depot, Inc.                                 January 2009       30.00                    229,200

               500    Intel Corp.                                       April 2008        20.00                     81,500

               190    Intuit, Inc.                                       July 2008        32.50                      7,600

             2,000    Intuit, Inc.                                     January 2009       35.00                    180,000

               750    Kohl's Corp.                                       July 2008        45.00                    285,000

               300    Kohl's Corp.                                      April 2008        50.00                      4,500

               600    Kohl's Corp.                                     January 2009       50.00                    264,000

             1,100    Linear Technology Corp.                           August 2008       30.00                    310,750

               200    Linear Technology Corp.                           August 2008       32.50                     32,500

             2,100    Lowe's Cos., Inc.                                  July 2008        27.50                    115,500

               400    Marshall & Ilsley Corp.                            June 2008        25.00                     53,000

               288    Marshall & Ilsley Corp.                         September 2008      25.00                     61,200

             1,422    Marshall & Ilsley Corp.                          January 2009       30.00                    177,750

               500    Merrill Lynch & Co., Inc.                          July 2008        55.00                     66,250

               500    Merrill Lynch & Co., Inc.                        January 2009       60.00                    114,250

               400    Merrill Lynch & Co., Inc.                        January 2009       65.00                     61,200

               479    MGIC Investment Corp.                           September 2008      20.00                     13,173

               259    MGIC Investment Corp.                              June 2008        22.50                      1,295

               500    MGIC Investment Corp.                              June 2008        25.00                      2,500

               800    Morgan Stanley                                   January 2009       55.00                    324,000

             2,900    Mylan, Inc.                                      January 2009       15.00                    253,750

               700    Powershares QQQ                                   April 2008        46.00                     17,850

               600    Powershares QQQ                                   April 2008        45.00                     33,300

               314    QLogic Corp.                                      April 2008        15.00                     23,550

             1,573    QLogic Corp.                                     January 2009       15.00                    373,587

                80    Starbucks Corp.                                    July 2008        22.50                      2,000

             1,400    Starbucks Corp.                                  January 2009       22.50                    139,300

               301    Symantec Corp.                                   January 2009       15.00                     96,320

             2,199    Symantec Corp.                                   January 2009       17.50                    412,312

               800    Symantec Corp.                                     July 2008        17.50                     76,000

               250    Target Corp.                                       July 2008        55.00                     76,875

             1,000    Target Corp.                                     January 2009       60.00                    420,000

               400    Unit Corp.                                         June 2008        50.00                    316,000

               340    Unit Corp.                                      September 2008      50.00                    311,100

               700    UnitedHealth Group, Inc.                         January 2009       55.00                     21,000

               400    UnitedHealth Group, Inc.                           June 2008        60.00                      2,000

               500    United Parcel Services Corp. - Class B             July 2008        70.00                    275,000

               409    Varian Medical System, Inc.                        May 2008         45.00                    157,465

             2,400    Wells Fargo & Co.                                  July 2008        27.50                    924,000

             2,450    Williams-Sonoma, Inc.                             August 2008       27.50                    385,875

               750    Williams-Sonoma, Inc.                             August 2008       25.00                    193,125

               700    Yahoo!, Inc.                                     January 2009       25.00                    413,000
                      .
               900    Yahoo!, Inc.                                       July 2008        25.00                    477,000

               900    Yahoo!, Inc.                                     January 2009       27.50                    375,750

               819    Zebra Technologies Corp. - Class A                August 2008       35.00                    169,942

               201    Zebra Technologies Corp. - Class A                  May 2008        40.00                      3,517

               400    Zimmer Holdings, Inc.                            January 2009       70.00                    514,000

               175    Zimmer Holdings, Inc.                            January 2009       75.00                    171,500
                                                                                                         ------------------

                       TOTAL VALUE OF CALL OPTIONS WRITTEN
                      (Premiums received $22,207,203)                                                           18,368,795
                                                                                                         ------------------

                      PUT OPTIONS WRITTEN
               200    Cisco Systems, Inc.                              January 2009        22.50                    42,500

               200    Cisco Systems, Inc.                              January 2009        25.00                    65,500
                                                                                                         ------------------

                       TOTAL VALUE OF PUT OPTIONS WRITTEN
                      (Premiums received $97,807)                                                                  108,000
                                                                                                         ------------------

                      TOTAL OPTIONS WRITTEN
                      (Premiums received $22,305,010)                                                         $ 18,476,795
                                                                                                         ==================

(a)  Non-income producing security.

See previously submitted notes to financial statements for the period ending December 31, 2007.

                                       Country Allocation*
                   ------------------------------------------------------------
                   United States                                         95.1%
                   Singapore                                              2.3%
                   Israel                                                 1.3%
                   Cayman Islands                                         1.3%

                   * Based on Total Investments (which does not take into consideration the Value of Options Written). Subject to change daily.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

             Madison/Claymore Covered Call & Equity Strategy Fund
             -------------------------------------------------------------------

By:     /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   May 30, 2008
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   May 30, 2008
      --------------------------------------------------------------------------

By:     /s/ Steven M. Hill
     ---------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   May 30, 2008
      --------------------------------------------------------------------------